Condensed Financial Information of Deswell Industries, Inc. (Condensed Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Current assets:
Cash and cash equivalents	$ 23,278	$ 32,030	$ 33,073	$ 35,635
Prepaid expenses and other current assets	1,474	1,152
Total current assets	61,894	69,287
Property, plant and equipment-net	38,742	42,694
Total assets	100,636	112,565	121,959
Current liabilities:
Accrued payroll and employee benefits	4,391	4,133
Other accrued liabilities	1,237	1,260
Total current liabilities	11,026	10,989
Total shareholders' equity	89,610	101,576	107,689	111,287
Total liabilities and shareholders' equity	100,636	112,565
Parent Company [Member]
Current assets:
Cash and cash equivalents	1,739	393	452	324
Prepaid expenses and other current assets	76	81
Amounts due from subsidiaries	39,859	47,122
Total current assets	41,404	47,596
Investments in subsidiaries	49,447	54,603
Property, plant and equipment-net	143	230
Total assets	90,994	102,429
Current liabilities:
Accrued payroll and employee benefits	1,315	754
Other accrued liabilities	69	99
Total current liabilities	1,384	853
Total shareholders' equity	89,610	101,576
Total liabilities and shareholders' equity	$ 90,994	$ 102,429